Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity SAI Small-Mid Cap 500 Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Small-Mid Cap 500 Index Fund
Class Name	Fidelity® SAI Small-Mid Cap 500 Index Fund
Trading Symbol	FZFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Small-Mid Cap 500 Index Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Small-Mid Cap 500 Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,047,569,674
Holdings Count | shares	502
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,047,569,674
Number of Holdings	502
Portfolio Turnover	6%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.7 Financials 17.4 Consumer Discretionary 14.2 Information Technology 11.7 Health Care 8.7 Real Estate 7.0 Materials 6.4 Energy 5.0 Consumer Staples 3.8 Communication Services 3.2 Utilities 2.5 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 98.7 United Kingdom 0.3 Bermuda 0.3 Puerto Rico 0.2 Brazil 0.1 Belgium 0.1 Canada 0.1 Japan 0.1 Germany 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.7 United Kingdom - 0.3 Bermuda - 0.3 Puerto Rico - 0.2 Brazil - 0.1 Belgium - 0.1 Canada - 0.1 Japan - 0.1 Germany - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Robinhood Markets Inc Class A 1.0 Eqt Corp 0.9 Carvana Co Class A 0.8 Smurfit WestRock PLC 0.7 Texas Pacific Land Corp 0.7 Expand Energy Corp 0.6 NRG Energy Inc 0.5 Pure Storage Inc Class A 0.5 EMCOR Group Inc 0.5 Natera Inc 0.5 6.7
Fidelity SAI U.S. Quality Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Quality Index Fund
Class Name	Fidelity® SAI U.S. Quality Index Fund
Trading Symbol	FUQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI U.S. Quality Index Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Quality Index Fund	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 17,619,470,758
Holdings Count | shares	91
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$17,619,470,758
Number of Holdings	91
Portfolio Turnover	49%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 37.9 Financials 16.0 Health Care 10.5 Industrials 10.0 Consumer Staples 9.5 Communication Services 8.6 Consumer Discretionary 6.1 Real Estate 0.7 Energy 0.4 Materials 0.1 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 9.4 NVIDIA Corp 7.9 Meta Platforms Inc Class A 6.2 Visa Inc Class A 4.5 Mastercard Inc Class A 4.1 Microsoft Corp 3.9 Johnson & Johnson 3.8 Procter & Gamble Co/The 3.6 Merck & Co Inc 3.2 Coca-Cola Co/The 3.0 49.6
Fidelity SAI U.S. Momentum Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Momentum Index Fund
Class Name	Fidelity® SAI U.S. Momentum Index Fund
Trading Symbol	FUMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI U.S. Momentum Index Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Momentum Index Fund	$ 6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 3,118,342,475
Holdings Count | shares	235
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$3,118,342,475
Number of Holdings	235
Portfolio Turnover	135%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.2 Financials 21.8 Consumer Staples 12.3 Industrials 11.6 Health Care 8.0 Utilities 5.3 Communication Services 5.1 Consumer Discretionary 5.0 Real Estate 2.5 Energy 2.0 Materials 0.8 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 99.9 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.9 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) JPMorgan Chase & Co 4.9 Walmart Inc 4.8 Broadcom Inc 4.7 NVIDIA Corp 4.2 Apple Inc 4.2 Costco Wholesale Corp 3.2 Eli Lilly & Co 2.1 GE Aerospace 2.0 Philip Morris International Inc 1.9 Goldman Sachs Group Inc/The 1.7 33.7
Fidelity Real Estate Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Index Fund
Class Name	Fidelity® Real Estate Index Fund
Trading Symbol	FSRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Real Estate Index Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Index Fund	$ 4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 2,739,711,200
Holdings Count | shares	160
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$2,739,711,200
Number of Holdings	160
Portfolio Turnover	12%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 34.9 Retail REITs 13.6 Residential REITs 12.8 Health Care REITs 11.1 Industrial REITs 11.0 Real Estate Management & Development 8.6 Office REITs 3.3 Hotel & Resort REITs 2.4 Diversified REITs 2.0 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 7.6 Equinix Inc 6.0 American Tower Corp 6.0 Welltower Inc 4.8 Simon Property Group Inc 3.9 Digital Realty Trust Inc 3.6 Public Storage Operating Co 3.3 Realty Income Corp 3.3 CBRE Group Inc Class A 3.0 Crown Castle Inc 2.7 44.2
Fidelity SAI Real Estate Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Real Estate Index Fund
Class Name	Fidelity® SAI Real Estate Index Fund
Trading Symbol	FESIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Real Estate Index Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Real Estate Index Fund	$ 4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 110,137,221
Holdings Count | shares	159
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$110,137,221
Number of Holdings	159
Portfolio Turnover	3%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 34.8 Retail REITs 13.6 Residential REITs 12.8 Health Care REITs 11.1 Industrial REITs 11.0 Real Estate Management & Development 8.6 Office REITs 3.3 Hotel & Resort REITs 2.4 Diversified REITs 2.0 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 7.6 Equinix Inc 6.1 American Tower Corp 6.0 Welltower Inc 4.8 Simon Property Group Inc 3.9 Digital Realty Trust Inc 3.6 Public Storage Operating Co 3.3 Realty Income Corp 3.3 CBRE Group Inc Class A 3.0 Crown Castle Inc 2.7 44.3
Fidelity SAI U.S. Large Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Large Cap Index Fund
Class Name	Fidelity® SAI U.S. Large Cap Index Fund
Trading Symbol	FLCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI U.S. Large Cap Index Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Large Cap Index Fund	$ 1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 15,319,045,350
Holdings Count | shares	508
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$15,319,045,350
Number of Holdings	508
Portfolio Turnover	84%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.7 Financials 14.1 Consumer Discretionary 11.4 Health Care 10.4 Communication Services 9.9 Industrials 8.3 Consumer Staples 5.5 Energy 3.1 Utilities 2.3 Real Estate 2.1 Materials 1.9 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.3 Ireland 0.5 China 0.1 Switzerland 0.1 Bailiwick Of Jersey 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.3 Ireland - 0.5 China - 0.1 Switzerland - 0.1 Bailiwick Of Jersey - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.0 Microsoft Corp 6.1 NVIDIA Corp 5.8 Amazon.com Inc 4.3 Meta Platforms Inc Class A 2.9 Alphabet Inc Class A 2.4 Tesla Inc 2.2 Broadcom Inc 2.0 Alphabet Inc Class C 1.9 Berkshire Hathaway Inc Class B 1.7 36.3
Fidelity SAI U.S. Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Value Index Fund
Class Name	Fidelity® SAI U.S. Value Index Fund
Trading Symbol	FSWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI U.S. Value Index Fund for the period August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Value Index Fund	$ 5	0.11%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%
Net Assets	$ 4,761,589,497
Holdings Count | shares	205
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$4,761,589,497
Number of Holdings	205
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.6 Information Technology 20.8 Energy 13.0 Health Care 12.0 Communication Services 10.8 Consumer Discretionary 5.6 Consumer Staples 4.6 Industrials 3.9 Materials 3.6 Real Estate 0.4 Utilities 0.3 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 98.9 Switzerland 0.6 Bailiwick Of Jersey 0.2 Bermuda 0.2 United Kingdom 0.1 Sweden 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.9 Switzerland - 0.6 Bailiwick Of Jersey - 0.2 Bermuda - 0.2 United Kingdom - 0.1 Sweden - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Berkshire Hathaway Inc Class B 4.5 Apple Inc 3.7 Bank of America Corp 3.7 Exxon Mobil Corp 3.6 Wells Fargo & Co 3.4 Chevron Corp 3.2 Cisco Systems Inc 3.0 NVIDIA Corp 2.8 Microsoft Corp 2.6 Walt Disney Co/The 2.5 33.0